As filed with the Securities and Exchange Commission on April 16, 2001
                       1933 Act Registration No. 333-77993
                       1940 Act Registration No. 811-09277

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [  X  ]
                                                                      -----
          Pre-Effective Amendment No.     [     ]                    [     ]
                                           -----                      -----
          Post-Effective Amendment No.    [  X  ]                    [  3  ]
                    and/or                 -----                      -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  X  ]

          Amendment No.   [  X  ]                    [  5  ]
                           -----                      -----
                          (Check appropriate box or boxes)


                                VIKING MUTUAL FUNDS
                                -------------------
                 (Exact Name of the Registrant as Specified in Charter)
                                1400 14th Avenue SW
                             Minot, North Dakota 58701
                     (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (701) 852-1264

                          Shannon D. Radke, President
                              Viking Mutual Funds
                              1400 14th Avenue SW
                           Minot, North Dakota 58701
                              Fatima Sulaiman, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                   2nd Floor
                            Washington, D.C. 20036-1800
                    (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous


It is proposed that this filing will become effective (check appropriate box)
   [ ]immediately upon filing pursuant to paragraph (b)
   [ ] on (date) pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on (date) pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [X] on April 30, 2001 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                             VIKING MUTUAL FUNDS

               CONTENTS OF REGISTRATION STATMENT ON FORM N-1A

     This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-1A

     Viking Small-Cap Value Fund
     ---------------------------

     Part A - Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information

Signature Pages
VIKING MUTUAL FUNDS



PROSPECTUS     April 30, 2001

Viking Mutual Funds
P.O. Box 500
Minot, ND  58702




This prospectus describes one fund managed by Viking Fund Management, LLC:


Viking Small-Cap Value Fund




Mutual funds:
*   are not insured by the FDIC or any other government agency
*   have no bank guarantees
*   may lose value, so an investor may lose money




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


VIKING SMALL-CAP VALUE FUND                       2
INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES     2
PRINCIPAL RISK FACTORS                            2
DISTRIBUTIONS AND TAXES                           5
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS          5
TAXES                                             5
MANAGEMENT                                        6
YOUR ACCOUNT                                      7
SALES CHARGES                                     7
SALES CHARGE REDUCTIONS AND WAIVERS               7
BUYING SHARES                                     8
INVESTOR SERVICES                                 9
SELLING SHARES                                   10
ACCOUNT POLICIES                                 12
QUESTIONS                                        13
ADDITIONAL INFORMATION                           13
ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS         13
STATEMENT OF ADDITIONAL INFORMATION (SAI)        13




VIKING SMALL-CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Small-Cap Value Fund (the "Fund") seeks long-term total return and capital preservation.

To pursue its objective, the Fund normally invests at least 80% of its net assets in equity securities of small-capitalization companies. The Fund currently defines small-cap companies as companies with total market value of no more than $2 billion at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a company's securities after it has grown beyond $2 billion.

The Fund invests primarily in the equity securities of U.S. companies that are dominant in their respective industry niches. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks and preferred stocks.
The Fund's managers invest the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify companies whose stocks sell at below average price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples but whose earnings growth rates are above average. The managers look for companies that maintain strong balance sheets and provide above-average dividend yields. The managers attempt to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the managers employ a disciplined "bottom-up" approach to identify undervalued stocks, it is sensitive to emerging trends in different economic sectors. They do not, however, rely upon macroeconomic forecasts in their stock-selection efforts, and prefer to remain fully invested.

The Fund may invest up to 20% of its net assets in sponsored American Depositary Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI").

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Small-cap stock risk. Small company stocks may present greater opportunities for capital appreciation, but tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, due to political instability, less government supervision, less publicly available information and lack of uniform accounting standards.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The portfolio managers' skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Because the Fund has not completed a full calendar year of operations, it has no reportable past performance.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a % of offering price)               5.25%

Maximum Deferred Sales Charge (Load)
    (as a % of redemption proceeds)                    None1

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions                           None

Redemption Fee (as % of amount redeemed,
    if applicable)                                     None

Exchange Fee                                           None

Annual Fund operating expenses: Expenses that are deducted from Fund assets.

Management Fees                                   1.10%
Distribution (12b-1) Fees                         0.40%
Other Expenses2                                   1.79%

Total Annual Fund Operating Expenses              3.29%

Less Expense Reimbursement3                      (1.64%)

Net Expenses                                      1.65%



1Except for investments for which the initial sales charge was waived and your investment representative was paid a commission. A limited contingent deferred sales charge of 1% for redemptions within 1 year of purchase and 0.50% for those within 2 years of purchase applies to these investments. (See page 7)

2Other expenses are based on estimated amounts for the current fiscal year.

3The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.

EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and that "Net Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical; actual Fund expenses and returns vary from year to year.

Fees and expenses after:

1 Year                        $  681

3 Years                       $1,010

DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund intends to pay a dividend at
least annually representing substantially all of its net investment income. Net capital gains, if any, also may be distributed annually by the Fund. To receive a dividend or other distribution, you must be a shareholder on the record date. The record dates for the Fund's distributions will vary. The amount of the Fund's distributions will vary, and there is no guarantee the Fund will pay distributions.

Income dividends and capital gain distributions, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the Fund at the net asset value on the reinvestment date, except that, on written request to the Shareholder Services Agent or if specified on the application, a shareholder may choose to have dividends or capital gain distributions or both paid in cash.

Distributions of the Fund that are reinvested will normally be reinvested in shares of that Fund. However, by writing to the Shareholder Services Agent, you may choose to have distributions of the Fund invested in shares of another Viking Mutual Fund at the net asset value of that Fund. To use this privilege, you must maintain a minimum account value of $1,000 in the Fund making the distribution. The Fund will reinvest distribution checks (and future distributions) in shares of the Fund if checks are returned as undeliverable. Distributions, whether received in cash or reinvested, may be subject to federal income tax.

TAXES

Dividends of the Fund representing taxable net investment income, if any, and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, are taxable to individual shareholders at a maximum 20% federal tax rate, regardless of the length of time shareholders have owned shares. The foregoing is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash.

The exchange of Fund shares will be treated as a sale, and any gain on Fund shares when sold will be subject to tax.

Please keep in mind that if you invest in the Fund shortly before the record date of a distribution, the distribution reduces the net asset value of the shares and you will receive some of your investment back in the form of a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

MANAGEMENT

The Board of Trustees has overall responsibility for the management of the Fund. Viking Fund Management, LLC ("Viking Management" or "investment manager"), located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Fund's investment manager.

The Fund has retained Viking Management to provide the Fund with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998. As compensation for the advisory services furnished to the Fund, the Fund pays Viking Management monthly compensation calculated daily by applying the annual rate of 1.00% to the Fund's daily net assets.

Under a sub-advisory agreement between Fox Asset Management (the "sub-adviser") and the investment manager, the sub-adviser provides the Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. The sub-adviser, located at 44 Sycamore Avenue, Little Silver, New Jersey 07739, as of February 28, 2001, managed assets of approximately $2 billion for employee benefit plans, endowments, foundations, wrap fee programs and other institutional investors.
Mr. J. Peter Skirkanich and Mr. George C. Pierides serve as the co-managers for the Fund. Mr. Skirkanich is a graduate of the Wharton School, University of Pennsylvania. He is President and Chief Investment Officer of the sub-adviser. Mr. Skirkanich has been engaged in the securities business since 1973 as an analyst and money manager. He founded the firm
in 1985.    Mr. Pierides, the Small-Cap Equities Director, spearheads the firm's small-cap efforts. He received a BA in Economics from the University of Virginia and an MBA in Finance from the College of William & Mary. Mr. Pierides has been engaged in the securities business since 1983 as an analyst and money manager. He is regularly quoted and published in the financial press, was a panelist on the Wall Street Transcipt and lectures on small-cap and value investing. Fox has served as sub-adviser
to the Fund since the Fund's inception.    As compensation for its services
to the Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets until the net assets reach $5 million and 0.60% to the Fund's daily net assets when the net assets surpass $5 million.

YOUR ACCOUNT

SALES CHARGES


                                   The Sales Charge          Which Equals
                                  Makes Up This % Of       This % Of Your
When You Invest This Amount       The Offering Price        Investment1
- -------------------------------------------------------------------------
Less than $50,000                      5.25%                    5.54%
$50,000 but less than $100,000         4.75%                    4.99%
$100,000 but less than $250,000        4.25%                    4.44%
$250,000 but less than $500,000        3.50%                    3.63%
$500,000 but less than $1,000,000      2.50%                    2.56%
$1,000,000 or more                     None                     None
____________
1  Rounded to nearest one-hundredth percent.

Limited Contingent Deferred Sales Charge. Certain investors that purchase Fund shares without a sales charge will have to pay a limited contingent deferred sales charge of 1% if they redeem those shares within one year of purchase and 0.50% if they redeem those shares within the second year. Your investment will be subject to this contingent deferred sales charge if:

* You purchased $1 million or more of Fund shares and the Fund's distributor paid your investment representative a commission;

* You purchased Fund shares subject to a sales charge waiver, and the Fund's distributor paid your investment representative a commission.

The limited contingent deferred sales charge only applies if you redeem these shares within the first two years of purchase. The sales charge will be applied as a percentage of the initial purchase amount or the amount of redemption proceeds, whichever is less.

Distribution and Service (12b-1) Fees. The Fund has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Fund to pay distribution and other fees of up to 0.40% of average daily net assets per year to those who sell and distribute shares and provide other services to shareholders. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment.

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

Quantity Discounts. We offer several ways for you to combine your purchases in Viking Mutual Funds to take advantage of the lower sales charges for large purchases of shares.

Cumulative Quantity Discount - lets you combine all of your shares in Viking Mutual Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may also be included.

Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

Reinstatement Privilege. If you sell shares of the Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge.

Sales Charge Waivers. Shares may be purchased without an initial sales charge by various individuals and institutions. If you would like information about available sales charge waivers, call your investment representative or call Viking Shareholder Services at 1-800-933-8413. A list of available sales charge waivers also may be found in the SAI.

BUYING SHARES

Minimum Investments

                                                 Initial     Additional
Regular Accounts                                  $500          $25
UGMA/UTMA accounts                                $250          $25
IRAs, Roth IRAs, or IRA rollovers                 $250          $25
Retirement Accounts
(other than IRAs, Roth IRAs, or IRA rollovers)     $25          $25
Automatic Investment Plan                          $25          $25

Account Application. If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application.

<CONTENTS>
Buying shares
- - ----------------------------------------------------------------------------
                     Opening an account          Adding to an account

- - -----------------------------------------------------------------------------
Through your         Contact your investment     Contact your investment
investment           representative              representative
representative

- - -----------------------------------------------------------------------------
By Mail              Make your check payable     Make your check payable
                     to Viking Small-Cap Value   to Viking Small-Cap Value Fund.
                     Fund.                       Include your account number on
                                                 the check.


                     Mail the check and your     Fill out the deposit slip
                     signed application to       from your confirmation
                     Shareholder Services.       statement.
                                                 If you do not have a slip,
                                                 include a note with your
                                                 name, the Fund name, and your
                                                 account number.

                                                 Mail the check and deposit
                                                 slip or note to Shareholder
                                                 Services.

- - -----------------------------------------------------------------------------
By Wire              Call to receive wire        Call to receive wire
                     instructions.               instructions.

                     Mail your signed            To make a same day wire
                     application to Shareholder  investment, please call us
                     Services.                   by 1:00 p.m. central time
                                                 and make sure your wire
                     To make a same day wire     arrives by 3:00 p.m.
                     investment, please call
                     us by 1:00 p.m. central
                     time and make sure your
                     wire arrives by 3:00 p.m.

- - -----------------------------------------------------------------------------
By Exchange          Call Shareholder Services   Call Shareholder Services
                     at the number below,        at the number below,
                     or send signed written      or send signed written
                     instructions.               instructions.

- - ----------------------------------------------------------------------------

Viking Shareholder Services

For overnight deliveries:
P.O. Box 500               1400 14th Avenue, S.W.
Minot, ND 58702           Minot, ND  58701

Call toll-free 1-800-933-8413 or 701-858-1599
Monday through Friday  8:30 a.m. to 5:00 p.m., central time.

INVESTOR SERVICES

Automatic Investment Plan. This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $25. To sign up, complete the appropriate section of your account application.

Distribution Options. You may reinvest distributions you receive from the Fund in an existing account of the Fund or another Viking Mutual Fund. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic fund transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund.

No-Fee IRAs. Viking Mutual Funds offers a variety of IRAs for individuals free from any custody fees. Sales charges and shareholder expenses of the Fund are still applicable. The IRAs require separate applications and their policies and procedures may be different than those described in this prospectus. For more information please call your investment representative or Shareholder Services at 1-800-933-8413 or 701-858-1599.

Telephone Privileges. You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Fund to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone.
For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchange Privilege. You can exchange shares between Viking Mutual Funds, without paying any additional sales charges. Exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Systematic Withdrawal Plan. This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

SELLING SHARES

You can sell your shares at any time.

Selling Shares in Writing. Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

*     you are selling more than $100,000 worth of shares;

*     you want your proceeds paid to someone who is not a registered owner;

* you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account; or

* you have changed the address on your account by phone within the last 15 days.

Selling Recently Purchased Shares. If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take up to fifteen days from the purchase date. A certified or cashier's check may clear in less time.

Redemption Proceeds. Normally, your redemption check will be sent the next business day after we receive your request in proper form, but Viking Mutual Funds may take up to seven days if making immediate payment would adversely affect the Fund. We are not able to receive or pay out cash in the form of currency.

IRAs. You may need to complete additional forms to sell shares in a Viking Mutual Funds' IRA. For participants under age 59 1/2, tax penalties may apply. Call your investment representative or Shareholder Services at 1-800-933-8413 or 701-858-1599 for details.

<CONTENTS>

Selling shares
- - ----------------------------------------------------------------------------
                           To sell some or all of your shares

- - -----------------------------------------------------------------------------
Through your               Contact your investment representative
investment
representative

- - -----------------------------------------------------------------------------
By Mail                    Send written instructions and endorsed share
                           certificates (if you hold share certificates) to
                           Shareholder Services.  Corporate, partnership or
                           trust accounts may need to send additional
                           documents.

                           Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                           A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

- - -----------------------------------------------------------------------------
By Phone                   As long as your transaction is for $100,000 or
                           less, you do not hold share certificates and you
                           have not changed your address by phone within the
                           last 15 days, you can sell your shares by phone.

                           A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

- - -----------------------------------------------------------------------------
By Wire                    You can call or write to have redemption proceeds
                           of $1,000 or more wired to a bank or escrow
                           account.  See the policies above for selling
                           shares by mail or phone.

                           Before requesting a wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                           Requests received in proper form by 3:00 p.m.
                           central time will be wired the next business day.

- - -----------------------------------------------------------------------------
By Exchange                Obtain a current prospectus for the Fund you are
                           considering.

                           Call Shareholder Services at the number below or send signed written instructions. See the policies above for selling shares by mail or phone.

                           If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

- - ----------------------------------------------------------------------------

Viking Shareholder Services

For overnight deliveries:
P.O. Box 500               1400 14th Avenue, S.W.
Minot, ND 58702           Minot, ND  58701

Call toll-free 1-800-933-8413 or 701-858-1599
Monday through Friday  8:30 a.m. to 5:00 p.m., central time.



ACCOUNT POLICIES

Calculating Share Price.  The Fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding.

Assets for which market quotations are readily available are valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects asset value, assets may be valued at their fair value as determined in good faith and in a method approved by the Board of Trustees.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Accounts With Low Balances. If the value of your account falls below $250 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

Statements and Reports. You will receive a confirmation statement for each transaction as well as quarterly account statements. You will also receive the Fund's financial reports every six months.

The dealer or other investment representative of record on your account will also receive statements and other information about your account directly from the Fund.

Joint Accounts. Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship." To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

Additional Policies. Please note that the Fund maintains additional policies and reserves certain rights, including:

* The Fund may refuse any order to buy shares, including any purchase under the exchange privilege.
* At any time, the Fund may change its investment minimums or waive or lower the minimums for certain purchases.
* The Fund may modify or discontinue the exchange privilege on 60 days' notice.
* The Fund is not available for purchase in every jurisdiction. Please consult your investment representative or Viking Shareholder Services concerning the availability of the Fund.
* The Fund reserves the right to satisfy an order to sell Fund shares with securities rather than cash, for certain very large orders.
* To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

Dealer Compensation. Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Viking
Distributors from sales charges, distribution and service (12b-1) fees and its other resources.

Commission(%)
Investment under $50,000                      4.50%
$50,000 but under $100,000                    4.00%
$100,000 but under $250,000                   3.50%
$250,000 but under $500,000                   3.00%
$500,000 but under $1,000,000                 2.25%
$1,000,000 or more                            1.00%
12b-1 fee to dealer                           0.40%

Viking Distributors and its affiliates may pay out of their assets other amounts (including items of material value) to Investment Professionals for marketing and servicing shares.

QUESTIONS

If you have any questions about the Fund or your account, you can write to us at P.O. Box 500, Minot, ND 58702. Overnight deliveries should be sent to 1400 14th Avenue, S.W., Minot, ND 58701. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                                     Hours (central time,
Department Name           Telephone Number          Monday through Friday)
- --------------------------------------------------------------------------
Shareholder Services       1-800-933-8413           8:30 a.m. to 5:00 p.m.
                             701-858-1599
Dealer Services            1-800-933-8513           8:30 a.m. to 5:00 p.m.
                             701-858-1588

ADDITIONAL INFORMATION

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Includes a discussion of recent market conditions and Fund strategies that significantly affected the Fund's performance during the reporting period as well as financial statements, portfolio holdings, and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Contains more information about the Fund, its investments and policies.
It is incorporated by reference to this prospectus, so it is legally a part of this prospectus.

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

VIKING SHAREHOLDER SERVICES
1-800-933-8413 or 701-858-1599


Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov, and copies of this information may be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.


SEC File No.  811-9277

TRUSTEES
Bruce C. Adams
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISER
Fox Asset Management
44 Sycamore Avenue
Little Silver, NJ 07739-1220

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First International Bank and Trust
3001 25th Street South
Fargo, ND 58103

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

For overnight deliveries:
1400 14th Avenue SW
Minot, ND  58701

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Second Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
207 East Broadway, Suite 200
Bismarck, ND 58501

VIKING MUTUAL FUNDS


STATEMENT OF ADDITIONAL INFORMATION
April 30, 2001


Viking Small-Cap Value Fund


Viking Mutual Funds
P.O. Box 500
Minot, ND 58702
1-800-933-8413


The Viking Small-Cap Value Fund is a mutual fund that offers shares pursuant to a prospectus dated April 30, 2001. This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the Fund's prospectus.
The Fund's prospectus, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

For a free copy of the current prospectus contact your investment representative or call 1-800-933-8413 or 701-858-1599.

Mutual funds:
*   are not insured by the FDIC or any other government agency
*   have no bank guarantees
*   may lose value, so an investor may lose money





TABLE OF CONTENTS

INVESTMENT RESTRICTIONS                                     1

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS              4

TRUSTEES AND OFFICERS                                      12

MANAGEMENT AND OTHER SERVICES                              14

PORTFOLIO TRANSACTIONS                                     15

DISTRIBUTIONS AND TAXES                                    18

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS          21

BUYING AND SELLING SHARES                                  24

PRICING SHARES                                             29

THE UNDERWRITER                                            30

PERFORMANCE                                                33

COMPARISONS                                                36


INVESTMENT RESTRICTIONS

The following policies and limitations supplement those set forth in the prospectus. The Fund has adopted the following restrictions as fundamental policies. This means that any restriction may be changed only if the change is approved by (i) more than 50% of the Fund's outstanding shares or
(ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.


The Viking Small-Cap Value Fund seeks long-term total return and capital preservation. The Fund's investment objective is fundamental.

The following restrictions apply to the Viking Small-Cap Value Fund
("Fund").

The Fund may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on "margin" or sell any securities "short."

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities.

6. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

8. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

9. Invest in companies for the purpose of exercising control or management.

10. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

11. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

12. Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

The Fund has a non-fundamental policy restricting its investment in illiquid securities to 15% of net assets. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Excluding the Fund's restrictions regarding borrowing and illiquid securities, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom. If events subsequent to a transaction result in the Fund exceeding the percentage limitation on borrowing or illiquid securities, the investment manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS


The following is a description of the various types of securities the Fund may buy and the accompanying risks.

Equity securities. Equity securities generally entitle the holder to participate in a company's general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

Convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rates and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

American Depositary Receipts. The Fund may invest up to 20% of its total assets in sponsored ADRs. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs are contractually obligated to disclose material information in the United States.

While these investments in U.S. dollar-denominated securities of foreign issuers are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and finan-cial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Fund may invest in the shares of other investment companies. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. The Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

Temporary investments. During unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

TRUSTEES AND OFFICERS

Viking Mutual Funds ("the Trust") has a Board of Trustees ("Board"). The Board is responsible for the overall management of all the Viking Funds, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers of the Funds who are responsible for administering each Fund's day-to-day operations.

The affiliations of the officers and Board members and their principal occupations for the past five years are shown below.




<CONTENTS>
                                 Positions and Offices
Name, Age and Address            with the Fund Principal          Occupation During the Past Five Years
----------------------------------------------------------------------------------------------------
Shirley R. Martz (76)            Trustee                          Retired C.P.A.; Principal shareholder and
1451 15th St. SW                                                  Employee of Brady, Martz & Associates and
Minot, ND 58701                                                   its predecessor (1948-1989).

Mike Timm (63)                   Trustee                          Retired President and General Manager, Timm Moving
1800 2nd St. S.E.                                                 and Storage (1969 - 2000); State Representative,
Minot, ND 58701                                                   North Dakota House of Representatives (1973 -
                                                                  present); Speaker of the North Dakota House of
                                                                  Representatives (1997).

Bruce C. Adams (54)              Trustee                          Retired farmer (1997 - present); Director,
2510 Bel Air Court                                                Garrison Diversion Conservancy District
Minot, ND 58703                                                   (1995-present);Small grain Farmer (1971-1997);
                                                                  Director, Federal Reserve Bank of Minneapolis
                                                                  (1988-1992); Chairman, Advisory Council to Federal
                                                                  Reserve Bank of Minneapolis Board of Directors
                                                                  (1988-1992).

*Shannon D. Radke (34)           President, Treasurer             President, Viking Fund Management, LLC (1998-
1400 14th Ave. SW                and Trustee                      present); President, Viking Fund Distributors,
Minot, ND 58701                                                   LLC (1999-present); Chief Operating Officer, ND
                                                                  Holdings, Inc. (1997-1998); Operations Manager, ND
                                                                  Holdings, Inc. (1993-1997).

*Douglas P. Miller (27)          Vice President, Secretary        Secretary and Treasurer, Viking Fund
902 2nd St. NE                   and Trustee                      Management, LLC (1998- present); Secretary and
Minot, ND 58703                                                   Treasurer, Viking Fund Distributors, LLC (1999-
                                                                  present); Controller, ND Holdings, Inc.(1998); Fund
                                                                  Accountant, ND Holdings, Inc. (1996-1998); Staff
                                                                  Accountant, Service Corporation International
                                                                  (1995-1996), BS Accounting, Minot State University
                                                                  (1995).





*Indicates the Board member is considered an "interested person" under federal securities laws. Messrs. Radke and Miller are interested persons by virtue of the fact that they are officers of Viking Fund Management, LLC ("Viking Management").

The following table sets forth information concerning the compensation of the trustees of the Trust. The Funds do not have any retirement plans for their trustees.

Name and Position with the Trust     Aggregate Compensation from the Trust*
- - -------------------------------     -------------------------------------
Shirley R. Martz                                    $2,000
Trustee

Mike Timm                                           $2,000
Trustee

Bruce C. Adams                                      $2,000
Trustee

Shannon D. Radke                                      $0
President, Treasurer and Trustee

Douglas P. Miller                                     $0
Vice President, Secretary and Trustee

* Estimated for the period of 01/01/01 to 12/31/01. The estimate represents the total compensation paid to trustees by all of the Funds in the Viking Fund complex.

The Funds, the investment manager and the principal underwriter have adopted a code of ethics ("the Code") which restricts the personal securities transactions of their employees. Its primary purpose is to ensure that personal trading by employees neither interferes with Fund portfolio transactions nor otherwise takes unfair or inappropriate advantage of an employee's relationship to the Funds. The investment personnel and access persons who comply with applicable preclearance procedures and disclosure procedures may be permitted to purchase, sell or hold certain types of securities, including securities which also may be or are held in the Funds, for their own accounts. The Code is on public file with, and available from, the Securities and Exchange Commission ("SEC").


MANAGEMENT AND OTHER SERVICES

The Board of Trustees has overall responsibility for the management of the Fund. Viking Fund Management, LLC ("Viking Management" or "investment manager"), located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Fund's investment manager. Shannon D. Radke and Douglas P. Miller, who are Officers and Trustees of the Fund's are also Officers, Governors and principal owners of Viking Management.

The Fund has retained Viking Management to provide the Fund with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998. As compensation for the advisory services furnished to the Fund, the Fund pays Viking Management monthly compensation calculated daily by applying the annual rate of 1.00% to the Small-Cap Fund's daily net assets.

Under a sub-advisory agreement between Fox Asset Management (the "sub-adviser") and Viking Management, the sub-adviser provides the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. The sub-adviser, located at 44 Sycamore Avenue, Little Silver, New Jersey 07739, managed assets of approximately $2 billion for employee benefit plans, endowments, foundations, wrap-fee programs and other institutional investors as of February 28, 2001. The sub-adviser provides its services under a management team approach. Mr. J. Peter Skirkanich and Mr. George C. Pierides serve as the management team for the Fund. Mr. Skirkanich is a graduate of the Wharton School, University of Pennsylvania. He is President and Chief Investment Officer of the sub-adviser. Mr. Skirkanich has been engaged in the securities business since 1973 as an analyst and money manager. He founded the firm
in 1985.    Mr. Pierides, the Small-Cap Equities Director, spearheads the firm's small-cap efforts. He received a BA in Economics from the University of Virginia and an MBA in Finance from the College of William & Mary. Mr. Pierides has been engaged in the securities business since 1983 as an analyst and money manager. He is regularly quoted and published in the financial press, was a panelist on the Wall Street Transcript and lectures on small-cap and value investing. Fox has served as sub-adviser
to the Fund since the Fund's inception.    As compensation for its services
to the Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets until the net assets reach $5 million and 0.60% to the Fund's daily net assets when the net assets surpass $5 million.

As described in the Fund's prospectus, Viking Management has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total annual operating expenses during this period will not exceed 1.65% of its average daily net assets on an annual basis. These contractual waivers may not be altered by the investment manager during the stated period.

The Fund has also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services to the Fund for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

Custodian. First International Bank and Trust, 3001 25th Street, South, Fargo, North Dakota 58103, serves as custodian of the securities and other assets of the Fund.

Auditor. Brady, Martz & Associates, P.C., 207 East Broadway, Suite 200, Bismarck, ND 58501, serves as the Fund's independent auditor.

PORTFOLIO TRANSACTIONS

The sub-adviser (pursuant to authorization in its sub-advisory agreement with Viking Management) places orders for the purchase and sale of portfolio securities on behalf of the Fund, and will do so in accordance with the policies described below.

In purchasing and selling portfolio securities the Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and at competitive commission rates. In selecting broker-dealers to execute transactions, Viking Management and the sub-adviser consider such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. Viking Management and the sub-adviser also may consider the brokerage and research services that broker-dealers provide to the Fund or Viking Management.

The Fund may execute agency portfolio transactions with broker-dealers who provide research and execution services to the Fund or other investment accounts over which Viking Management or the sub-adviser exercises investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

Subject to applicable limitations of the federal securities laws, the Fund may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Fund to pay such higher commissions, Viking Management or the sub-adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers. In reaching this determination, they will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

The Fund will not effect transactions with or through broker-dealers in accordance with any formula or for selling shares of the Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. To the extent permitted by applicable law, Viking Management and the sub-adviser are authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the Fund or other Viking Funds and to use the research services of brokerage and other firms that have provided such assistance.

Viking Management and the sub-adviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with Viking Management under which the broker-dealer allocates a portion of the commissions paid by the Fund toward the reduction of the Fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

The Board periodically reviews Viking Management and the sub-adviser to assess each entity's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Fund and reviews the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

Investment decisions for the Fund are made independently from those of other Funds managed by Viking Management and the sub-adviser. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more Funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each Fund or account. In some cases this system could have a detrimental effect on the price or value of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions and prices for the Fund. It is the current opinion of the Trustees that the desirability of retaining Viking Management and the sub-adviser as investment adviser and sub-adviser to the Fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

Distributions and Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the Fund's operation, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from that income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Dividends-received deduction for corporations. In some circumstances, a corporate shareholder will be allowed to deduct a portion of Fund dividends, thereby reducing the tax that it would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for that treatment. All dividends (including the deducted portion) must be included in a corporation's alternative minimum taxable income calculation.

Distributions of capital gains.   The Fund may derive capital gains and
losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Certain distributions paid in January.   Distributions by the Fund that are
declared in October, November or December to shareholders of record in such a month, and paid in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared.

Information on the tax character of distributions. The Fund will inform you of the amount of your dividends and capital gain distributions at the times they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify for that treatment during the current fiscal year.
As a regulated investment company, the Fund generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines that course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements.   To avoid federal excise taxes, the
Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

*   98% of its taxable ordinary income earned during the calendar year;
* 98% if its capital gain net income earned during the twelve-month period ending October 31 of that year; and
*   100% of any undistributed amounts from the prior year.

The Fund intends to declare these amounts in December and pay them in December or in January (if they are treated by you as received in December according to the rules described above) to avoid these excise taxes but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption or exchange of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Viking Mutual Fund, you must report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and it will be long-term or short-term, depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares.

All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of distributions or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Deferral of basis. If you redeem (sell) some or all of your shares in the Fund within 90 days after buying them and then reinvest the sales proceeds in the Fund or invest those proceeds in another Viking Mutual Fund, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated pursuant to the reinvestment or exchange privilege described in the Funds' prospectus. All or a portion of the sales charge that you paid for your original shares (up to the amount of the reduction of the sales charge on the subsequent reinvestment or investment) will be excluded from your tax basis in these shares sold (for the purpose of determining gain or loss upon the sale of them). Any excluded portion of the sales charge will be added to the tax basis of the shares you subsequently acquire.

U.S. Government obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund.

ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS
The Fund is a separate operating series of Viking Mutual Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated March 30, 1999. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has four separate operating series. The Small-Cap Fund is diversified series. Each series of the Trust invests all of its net investable assets in a separate portfolio of securities. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The Trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

BUYING AND SELLING SHARES

The Fund continuously offers its shares through securities dealers who have an agreement with Viking Fund Distributors, LLC ("Distributors"). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Fund may be required by state law to register as securities dealers.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. The Fund may either
(a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction and make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date").

Initial sales charges. The maximum initial sales charge for the Fund is 5.25%. The initial sales charge may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases of shares of the Fund and other Viking Funds to take advantage of the lower sales charges for large purchases.

Cumulative quantity discount. For purposes of calculating the sales charge, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in Viking Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Funds to determine the sales charge that applies.

Letter of Intent (LOI). You may buy shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

* You authorize Distributors to reserve 5% of your total intended purchase registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.
* You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.
* Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.
* Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with the Fund, you may buy shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with the Fund before a change in the Fund's sales charge, you may complete your LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase on the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as your direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

Group purchases. If you are a member of a qualified group, you may buy shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

*   Was formed at least six months ago
*   Has a purpose other than buying fund shares at a discount
*   Has more than 10 members
*   Can arrange for meetings between our representatives and group members
* Agrees to include the Fund's sales and other materials in publications and mailings to its members at reduced or no cost to Distributors

Waivers for Certain Investors. Shares may be purchased without an initial sales charge by various individuals and institutions, including:

* officers, trustees, governors and employees (including retirees) of the Fund, its investment adviser, its principal underwriter or certain affiliated companies, for themselves or members of their immediate families or any trust, pension, profit-sharing or other benefit plan for such persons (immediate family is defined to include spouse, children, parents and siblings);

* registered representatives and employees (including their spouses and dependent children) of broker-dealers having selling group agreements with Viking Fund Distributors, LLC ("Viking Distributors") (the Fund's underwriter) or any trust, pension, profit-sharing or other benefit plan for such persons;

* employees of banks and other financial services firms that provide advisory or administrative services related to the Fund pursuant to an agreement with the Fund, Viking Management or one of its affiliates, for themselves or members of their immediate families, or any trust, pension, profit-sharing or other benefit plan for such persons;

* in connection with the acquisition of the assets of or merger or consolidation with another investment company;

* through certain investment advisers, broker-dealers and other financial services firms, acting solely as an agent for their clients under an arrangement whereby the firm does not receive a commission on the purchase;

* certain retirement plans if the plan is sponsored by an employer (i) with at least 50 employees or (ii) with retirement plan assets of $500,000 or more;

* persons who retain an ownership interest in or who are the beneficial owners of an interest in Viking Management, for themselves or members of their immediate families, or any trust, pension, profit sharing or other benefit plan for such persons; and

* persons purchasing Fund shares using redemption proceeds from the sale of shares of another mutual fund if (1) such person paid a front-end sales charge or a contingent deferred sales charge and (2) the purchase of Fund shares occurs within 365 days of the redemption date. Viking Distributors may require written evidence of eligibility for this waiver. This waiver will be in effect until April 28, 2002 unless extended by an amendment of the Prospectus.

A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Dealer compensation. Financial institutions or their affiliated brokers may receive an agency transaction fee as described in the Fund's prospectus.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Fund. This support is based primarily on the amount of sales of Fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Fund; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Fund. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and from payments to Distributors under Rule 12b-1 plans. In addition, certain securities dealers may receive brokerage commissions generated by Fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc. ("NASD").

Distributors may sponsor due diligence meetings for registered representatives during which they receive updates on various Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in Viking Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Exchange privilege.   If you request the exchange of the total value of
your account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new Fund and invested at net asset value. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents, unless it is believed that attractive investment opportunities consistent with the Fund's investment goals exist immediately. This money will then be withdrawn from the shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

Systematic withdrawal plan. Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $25. For retirement plans subject to mandatory distribution requirements, the $25 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you.

You may discontinue a systematic withdrawal plan or change the amount and schedule of withdrawal payments by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Redemptions in kind. The Fund is obligated to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates. We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information. If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Viking Management may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Viking Management an amount not to exceed the per account fee that the Fund normally pays Viking Management for Shareholder Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which should be promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). The Fund does not calculate the NAV on days the New York Stock Exchange
(NYSE) is closed for trading.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, the Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices.

Generally, trading in U.S. Government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value determined in good faith following procedures approved by the Board.

Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Underwriter

Viking Fund Distributors, LLC ("Viking Distributors") acts as the principal underwriter in the continuous public offering of the Fund's shares. Viking Distributors is located at 1400 14th Ave. SW, Minot, ND 58701. Shannon D. Radke and Douglas P. Miller, who are Officers and Trustees of the Fund, are also Officers and Governors of Viking Distributors.

Viking Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Viking Distributors) and of sending prospectuses to existing shareholders.

Viking Distributors may be entitled to compensation under the Rule 12b-1 plan, as discussed below. Except as noted, Viking Distributors receives no other compensation from the Fund for acting as underwriter.

Distribution and service (12b-1) fees. The Fund has adopted a distribution and service plan in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plan, the Fund may compensate Viking Distributors for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorizes payments to Viking
Distributors of up to 0.40% annually of the average daily net assets of the Fund. All distribution expenses over this amount will be borne by those who have incurred them.

The Plan. The Plan provides for periodic payments by Viking Distributors to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. Expenditures under the Plan may also include, among others, a prorated portion of Viking Distributors' overhead expenses; the expenses of printing prospectuses and reports used for sales purposes; and preparing and distributing sales literature and advertisements. The portion of payments by the Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares owned by clients of such broker, dealer or financial intermediary.

The fee is an expense. This means that all shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The fees shall be payable regardless of whether those fees exceed or are less than the actual expenses incurred by Viking Distributors with respect to the Fund in a particular year. The Plan does not permit unreimbursed expenses incurred in a particular year to be carried over to be reimbursed in later years.

In addition to the payments that Viking Distributors or others are entitled to under the Plan, the Plan also provides that to the extent the Fund, Viking Management or Viking Distributors or other parties on behalf of the Fund, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with Rule 12b-1.

The Plan has been approved in accordance with the provisions of Rule 12b-1. The Plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the noninterested members of the Fund's Board. The Plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested Board members on not more than 60 days' written notice, by Viking Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the Fund. Viking Distributors or any dealer or other firm may also terminate their respective dealer agreement at any time upon written notice.

The Plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the Plan or any related agreements shall be approved by a vote of the noninterested Board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Viking Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return quotations used by the Fund is based on the standardized methods of computing performance mandated by the SEC. An explanation of this and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used. When this prospectus was written, the Fund was new and did not have any performance to report.

Average annual total return. Average annual total return is determined by finding the average annual rates of return that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund.

These figures will be calculated according to the SEC formula:

 P(1+T)n = ERV
where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value, of a hypothetical $1,000 payment made at the beginning of each, period at the end of each period

Cumulative total return. Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods.

Volatility. Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Other performance quotations. The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

The Fund may include in its advertising or sales material information relating to investment goals and performance results of the Fund. Viking Management is adviser and parent company to the underwriter of the Fund.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

* Dow Jones Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange.
The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow
Jones Utilities Average (15 utility stocks involved in the production of electrical energy).
* Standard & Poor's 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Russell 3000 Index or its component indices - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable
U.S. equity market.
* The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.
* Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.
* CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.
* Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.
* Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.
* Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.
* Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.
* Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.
* Lipper - Mutual Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

PART C

                              OTHER INFORMATION

Item 23.     Financial Statements and Exhibits
- - - ----------------------------------------------

(a)     Financial Statements: Audited financial statements for the Registrant.
                              None.

 (b)     Exhibits:
                  Exhibit
                  Number                         Description
                  -------                        -----------

                  (a)           (1)    Certificate of Trust.  Incorporated
                                       by reference to Pre-Effective Amendment
                                       No. 1 to Registrant's registration
                                       statement, filed May 7, 1999, EDGAR
                                       Accession No. 0001082744-99-000013.

                                (2) Trust Instrument of Viking Mutual Funds. Incorporated by reference to
                                       Pre-Effective Amendment No. 1 to
                                       Registrant's registration statement,
                                       filed May 7, 1999, EDGAR Accession No.
                                       0001082744-99-00013.

                                (3)    Schedule A - Current Series of Viking
                                       Mutual Funds.  Filed herewith.

                  (b) By-laws of Viking Mutual Funds. Incorporated by reference to Pre-Effective Amendment No.1 to Registrant's registration statement, filed
                                May 7, 1999, EDGAR Accession No.
                                0001082744-99-00013.

                  (c) Declaration of Trust filed under (a) and By-laws filed under (b).

                  (d)           (1)     (i)    Investment Advisory and
                                               Administration Agreement Between
                                               Viking Mutual Funds and Viking
                                               Fund Management, LLC.
                                               Incorporated by reference to
                                               Registrant's registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A - Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Investment Advisory and
                                               Administration Agreement.
                                               Filed Herewith.

                                (2)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking equity funds.
                                               Incorporated by reference to
                                               Registrant's Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Filed herewith.

                                (3)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking municipal
                                               funds.  Incorporated by reference
                                               to Registrant's Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Incorporated by reference to
                                               Registrant's Registration
                                               Statement, filed August 3, 1999,
                                               EDGAR Accession
                                               No. 0001082744-99-000018.


                  (e)           (1)     Distribution Agreement Between Viking
                                        Mutual Funds and Viking Fund
                                        Distributors, LLC.
                                        Incorporated by reference to
                                        Registrant's Registration
                                        Statement, filed August 3, 1999,
                                        EDGAR Accession
                                        No. 0001082744-99-000018.

                                (2)     Schedule A - Series of Viking Mutual
                                        Funds Currently Subject to the
                                        Distribution Agreement.
                                        Filed herewith.

                  (f)           Bonus, Profit Sharing or Pension Plans.  None.

                  (g)          (1)     Custodian Contract Between Viking Mutual
                                       Funds and First International Bank &
                                       Trust.  Incorporated by reference to
                                       Registrant's Registration Statement,
                                       filed August 3, 1999, EDGAR Accession
                                       No. 0001082744-99-000018.

                               (2)     Schedule of Compensation under the
                                       Custodian Contract. Filed herewith.

                  (h)          (1)     Transfer Agency and Service Agreement
                                       Between Viking Mutual Funds and Viking
                                       Fund Management, LLC.  Incorporated by
                                       reference to Registrant's Registration
                                       Statement, filed August 3, 1999, EDGAR
                                       Accession No. 0001082744-99-000018.
 .
                               (2)     Schedule of Compensation under the
                                       Transfer Agency and Service Agreement.
                                       Filed herewith.

                  (i) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Viking Mutual Funds. Filed herewith.

                  (j)          Consent of Independent Auditors.  None.

                  (k)          Other Financial Statements.
                               None.

                  (l)          Initial Capital Agreements.  None.

                  (m) Plan Pursuant to Rule 12b-1. Incorporated by reference to Registrant's Registration Statement, filed August 3, 1999, EDGAR Accession No. 0001082744-99-000018.

                  (n)          Rule 18f-3.  None.

                  (o)          Reserved.

                  (p)          Code of Ethics.  To be filed by amendment.

Item 24.     Persons Controlled by or under Common Control with Registrant
- ------------------------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.


Item 25.     Indemnification
- --------------------------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 26.     Business and Other Connections of Adviser
- ------------------------------------------------------
     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Viking Fund Management, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                            BUSINESS AND OTHER CONNECTIONS
- ----                            ------------------------------

Shannon D. Radke                Trustee, President and Treasurer, Viking Mutual
                                Funds; Governor and President, Viking Fund
                                Distributors, LLC; Chief Operations Officer,
                                ND Holdings, Inc. until 05/98,  1 North Main,
                                Minot, ND 58703;  Operations Manager, ND
                                Holdings, Inc. until 12/97, 1 North Main,
                                Minot, ND 58703.

Douglas P. Miller               Trustee, Vice President and Secretary, Viking
                                Mutual Funds; Governor, Secretary and
                                Treasured, Viking Fund Distributors, LLC;
                                Controller, ND Holdings, Inc. until 05/98,
                                1 North Main, Minot, ND 58703; Fund Accountant,
                                ND Holdings, Inc. until 05/98, 1 North Main,
                                Minot, ND 58703.

Bruce I. Christianson           Member, General Manager and Governor, South
                                Park Financial Group, LLC, 601-18th Ave. SE,
                                Suite 2, Minot, ND 58701-6732; Partner until
                                12/97 and Employee 01/98 to present, Magic City
                                Financial Group, Limited Partnership, 601-18th
                                Ave. SE, Suite 2, Minot, ND 58701-6732.

Robert J. Lamont                Officer, Director and Employee, Lamont &
                                Skowronek, a Professional Corporation, 116-1st
                                St. SW, Minot, ND 58701; Partner, Lawyer's
                                Realty, 116-1st. St. SW, Minot, ND 58701;
                                Director, Fisher Motors, Inc., 1111 20th Ave.
                                SW, Minot, ND 58701; Director, Glacial
                                Holdings, Inc., 2501 Bel Air Place, Minot, ND
                                58703; Director, Expressway Imports, Inc., 1025
                                East Burdick Expressway, Bismarck, ND 58504;
                                Director and  Past Chairman, Minot Area
                                Development Corporation, 1020 20th Ave. SW,
                                Minot, ND 58701.

John D. Stewart                 President and Owner, Fisher Motors, Inc., 1111
                                20th Ave. SW, Minot, ND 58701; President and
                                Owner, Glacial Holdings, Inc., 2501 Bel Air
                                Place, Minot, ND 58703; Director and Past
                                Chairman, Minot Area Development Corporation,
                                1020 20th Ave. SW, Minot, ND 58701; C.P.A.,
                                Partner, Brady, Martz & Associates, P.C. until
                                09/97, 24 Central Ave. West, Minot, ND 58701.

     The principal address of Viking Mutual Funds and Viking Fund Distributors, LLC is 1400 14th Avenue SW, Minot, North Dakota 58701

Item 27.  Principal Underwriters
- --------------------------------

     (a) Viking Fund Distributors, LLC, the principal underwriter distributing securities of the Registrant, does not serve as the principal underwriter or distributor for any other investment company.


     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 1400 14th Avenue SW, Minot, North Dakota 58701, which is also the address of the Registrant's principal underwriter.


                       POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                   WITH UNDERWRITER              WITH REGISTRANT
- - - ----                   ---------------------         ---------------------

Shannon D. Radke        Governor, President          Trustee, President,
                                                     Treasurer

Douglas P. Miller       Governor, Secretary,         Trustee, Vice President
                        Treasurer,                   Secretary

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


Item 28.     Location of Accounts and Records
- ---------------------------------------------

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of Viking Fund Management, LLC, 1400 14th Avenue SW, Minot, North Dakota 58701, and/or Fox Asset Management, 44 Sycamore Avenue, Little Silver, New Jersey, 07739-1220, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 1400 14th Avenue SW, Minot, North Dakota 58701.

Item 29.     Management Services
- --------------------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings
- -------------------------

          None.




                                 SIGNATURES
                                 ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VIKING MUTUAL FUNDS certifies That it meets all of the requirements for effectiveness of this registration Statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the 28th day of April, 2000.

                             VIKING MUTUAL FUNDS


                         /s/Shannon D. Radke
                      By:----------------------------
                         Shannon D. Radke
                         President, Treasurer, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                           Title                   Date
- - ---------                           -----                   ----

/s/Bruce C. Adams*                  Trustee                 April 16, 2001
- - ------------------------
Bruce C. Adams

/s/Shirley R. Martz*                Trustee                 April 16, 2001
- - ------------------------
Shirley R. Martz

/s/Mike Timm*                       Trustee                 April 16, 2001
- - ------------------------
Mike Timm

/s/Douglas P. Miller                Vice-President,         April 16, 2001
- - ------------------------            Secretary, Trustee
Douglas P. Miller

/s/Shannon D. Radke                 President,              April 16, 2001
- - -----------------------             Treasurer, Trustee
Shannon D. Radke

*Signed by power of attorney dated May 26, 1999.



                              VIKING MUTUAL FUNDS
                        REGISTRATION STATEMENT ON FORM N-1A

                               INDEX TO EXHIBITS

                                                              Sequentially
Exhibit                                                         Numbered
Number                        Description                         Page
- -------                       -----------                     ------------

(a)     (1)     Certificate of Trust.  Incorporated by            N.A.
                reference to Registrant's registration statement filed May 7, 1999, EDGAR Accession No.
                0001082744-99-000013.

        (2)     Trust Instrument of Viking Mutual Funds.          N.A.
                Incorporated by reference to Registrant's registration statement filed May 7, 1999, EDGAR Accession No. 0001082744-99-000013

        (3)     Schedule A - Current Series of Viking             ----
                Mutual Funds.  Filed Herewith

(b)     By-laws of Viking Mutual Funds.   Incorporated by         N.A.
        reference to Registrant's registration statement filed
        May 7, 1999, EDGAR Accession No. 0001082744-99-000013.

(c)     Declaration of Trust filed under (a) and By-laws          N.A.
        filed under (b).

(d)     (1)     (i)     Investment Advisory and                   N.A.
                        Administration Agreement Between Viking
                        Mutual Funds and Viking Fund Management,
                        LLC.  Incorporated by reference to
                        Registrant's registration Statement,
                        filed August 3, 1999, EDGAR Accession
                        No. 0001082744-99-000018.

                (ii)    Schedule A - Series of Viking Mutual      ----
                        Funds Currently Subject to the Investment
                        Advisory and Administration Agreement.
                        Filed Herewith.

        (2)     (i)     Sub-Advisory Agreement Between Viking     N.A.
                        Fund Management, LLC and Fox Asset
                        Management with Respect to Viking
                        Equity Funds.  Incorporated by reference
                        To Registrant's Registration Statement,
                        filed August 3, 1999, EDGAR Accession
                        No. 0001082744-99-000018.

                (ii)    Schedule A -  Series of Viking Mutual     ----
                        Funds Currently Subject to the
                        Sub-Advisory Agreement. Filed Herewith.

        (3)     (i)     Sub-Advisory Agreement Between Viking     N.A.
                        Fund Management, LLC and Fox Asset
                        Management with Respect to Viking
                        Municipal Funds. Incorporated by reference to Registrant's Registration Statement, filed August 3, 1999, EDGAR Accession
                        No. 0001082744-99-000018.

                (ii)    Schedule A -  Series of Viking Mutual     N.A.
                        Funds Currently Subject to the
                        Sub-Advisory Agreement. Incorporated by
                        reference to Registrant's Registration
                        Statement, filed August 3, 1999,
                        EDGAR Accession No. 0001082744-99-000018.

(e)     (1)     Distribution Agreement Between Viking Mutual      N.A.
                Funds and   Viking Fund Distributors, LLC.
                Incorporated by reference to Registrant's
                Registration Statement, filed August 3, 1999,
                EDGAR Accession No. 0001082744-99-000018.

        (2)     Schedule A - Series of Viking Mutual Funds        ----
                Currently Subject to the Distribution
                Agreement. Filed Herewith.

(f)     Bonus, Profit Sharing or Pension Plans.  None.            N.A.

(g)     (1)     Custodian Contract Between Viking Mutual          N.A.
                Funds and First International Bank & Trust.
                Incorporated by reference to Registrant's
                Registration Statement, filed August 3, 1999,
                EDGAR Accession No. 0001082744-99-000018.

        (2)     Schedule of Compensation under the                ----
                Custodian Contract. Filed Herewith.

(h)     (1)     Transfer Agency and Service Agreement             N.A.
                Between Viking Mutual Funds and Viking Fund
                Management, LLC. Incorporated by reference to Registrant's Registration Statement, filed
                August 3, 1999, EDGAR Accession No.
                0001082744-99-000018.

        (2)     Schedule of Compensation under the Transfer       ----
                Agency and Service Agreement.  Filed Herewith.

(i)     (1)     Opinion and Consent of Kirkpatrick & Lockhart     ----
                LLP on  Securities Matters with Respect to
                Viking Mutual Funds.  Filed Herewith.

(j)     Consent of Independent Auditors.  None.                   N.A.

(k)     Financial Statements Omitted from Prospectus.             N.A.
                Filed in SAI.  None.

(l)     Letter of Investment Intent.  None.                       N.A.

(m)     Plan Pursuant to Rule 12b-1.  Filed Herewith.             ----

(n)     Financial Data Schedule.  Not applicable                  N.A.

(o)     Plan Pursuant to Rule 18f-3.  None.                       N.A.

                        VIKING MUTUAL FUNDS
                         TRUST INSTRUMENT

                            SCHEDULE A
                        SERIES OF THE TRUST


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund





April 30, 2001

                       VIKING MUTUAL FUNDS
                 INVESTMENT ADVISORY AGREEMENT


SCHEDULE A

Fund                                               Annual Fee
                                        (as a percentage of net assets)

Viking Tax-Free Fund for North Dakota                 0.50%

Viking Tax-Free Fund for Montana                      0.50%

Viking Large-Cap Value Fund                           0.70%

Viking Small-Cap Value Fund                           1.00%



                       VIKING MUTUAL FUNDS
                     SUB-ADVISORY AGREEMENT

SCHEDULE A

FUNDS SUBJECT TO AGREEMENT



Viking Large-Cap Value Fund
Viking Small-Cap Value Fund







DATE: April 30, 2001


SCHEDULE B

SCHEDULE OF COMPENSATION



Fund                                             Annual Fee
                                        (as a percentage of net assets)

Viking Large-Cap Value Fund             0.40% of the first $100 million
                                        of net assets; 0.35% of net assets
                                        in excess of $100 million

Viking Small-Cap Value Fund             0.40% of net assets until the fund
                                        reaches $5 million of net assets and
                                        0.60% of all net assets in the fund
                                        once the fund has exceeded $5 million
                                        of net assets.








DATE:  April 30, 2001



                                SCHEDULE A
                                  to the
                        DISTRIBUTION AGREEMENT
                                 between
                       the VIKING MUTUAL FUNDS,
                                   and
                    VIKING FUND DISTRIBUTORS, LLC


     Pursuant to section 1 of the Distribution Agreement between the Viking Mutual Funds ("Trust") and Viking Fund Distributors, LLC ("Distributor"), the Trust hereby appoints the Distributor as its exclusive agent to be the principal underwriter of Trust with respect to its following series:

Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund




April 30, 2001



CUSTODIAN AGREEMENT
APPENDIX C

FUNDS SUBJECT TO AGREEMENT



Viking Large-Cap Value Fund
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Viking Small-Cap Value fund




DATE:  April 30, 2001


APPENDIX D

SCHEDULE OF COMPENSATION



Fund                                   Annual Fee (as a percentage of net
                                                    assets)

Viking Large-Cap Value Fund                         0.015%

Viking Tax-Free Fund for North Dakota               0.015%

Viking Tax-Free Fund for Montana                    0.015%

Viking Small-Cap Value Fund                         0.015%




DATE:  April 30, 2001


                                 EXHIBIT 1
                            to the Agreement for
                          Fund Accounting Services,
                           Administrative Services
                                   and
                        Transfer Agency Services



     The Agreement for Fund Accounting Services, Administrative Services and Transfer Agency Services dated July 28, 1999 between VIKING MUTUAL
FUNDS and VIKING FUND MANAGEMENT, LLC shall apply to the following series:

Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Viking Large-Cap Value Fund
Viking Small-Cap Value Fund


I.  Administrative Services

For all Administrative Services provided pursuant to this Agreement, the Investment Company agrees to pay and the Company hereby agrees to accept as full compensation for its services rendered hereunder a fee as follows:

          Fund                            Administrative Services Fee
                                  (as a percentage of average daily net assets)

Viking Tax-Free Fund for North Dakota               0.10%

Viking Tax-Free Fund for Montana                    0.10%

Viking Large-Cap Value Fund                         0.10%

Viking Small-Cap Value Fund                         0.10%

II.  Fund Accounting Services

     For all Fund Accounting Services provided pursuant to this Agreement, the Investment Company agrees to pay and the Company hereby agrees to accept as compensation for its services rendered hereunder a fee as follows:
          Fund                            Fund Accounting Services Fee
                                (as a percentage of average daily net assets)

Viking Tax-Free Fund for North Dakota              0.05%

Viking Tax-Free Fund for Montana                   0.05%

Viking Large-Cap Value Fund                        0.05%

Viking Small-Cap Value Fund                        0.05%



Fund Accounting Services:  Out-of-Pocket Expenses
- -------------------------------------------------

Out-of-pocket expenses include, but are not limited to, the following:
Postage (including overnight courier service), statement stock, envelopes, telephones, telecommunication charges (including FAX), travel, duplicating, forms, supplies, microfiche, computer access charges, client specific system enhancements, access to the shareholder recordkeeping system, security pricing services, variable rate change notification services, paydown factor notification services.

III.  Transfer Agency Services

For all Transfer Agency Services provided pursuant to this Agreement, the Investment Company agrees to pay and the Company hereby agrees to accept as compensation for its services rendered hereunder a fee as follows:

          Fund                            Tranfer Agency Services
                                            Annual Account Fee

Viking Tax-Free Fund for North Dakota      $15.00 per account

Viking Tax-Free Fund for Montana           $15.00 per account

Viking Large-Cap Value Fund                $15.00 per account

Viking Small-Cap Value Fund                $15.00 per account

Transfer Agency Services:  Out-of-Pocket Expenses
- -------------------------------------------------

Out-of-pocket expenses include but are not limited to postage (including overnight courier service), statement stock, envelopes, telecommunication charges (including Fax), travel, duplicating, forms, supplies, microfiche, computer access charges, client specific enhancements, disaster recovery, dosed account fees, processing fees (including check encoding), and expenses incurred at the specific direction of the Fund. Postage for mass mailings is due seven days in advance of the mailing date.

IV. Payment

Payment is due thirty days after the date of the invoice.

     IN WITNESS WHEREOF, the parties hereto have caused this Schedule to be executed in their names and on their behalf under their seals by and through their duly authorized officers, as of April 30, 2001.

                                VIKING MUTUAL FUNDS



                                By:/s/ Shannon D. Radke
                                   --------------------
                                Name: Shannon D. Radke
                                Title: President



                                VIKING FUND MANAGEMENT, LLC


                                By:/s/ Shannon D. Radke
                                -----------------------
                                Name: Shannon D. Radke
                                Title: President



KIRKPATRICK & LOCKHART LLP               1800 Massachusetts Avenue, NW
                                         Second Floor
                                         Washington, DC 20036-1800
                                         202.778.9000
                                         www.kl.com



April 16, 2001


Viking Mutual Funds
P.O. Box 500
Minot, North Dakota 58702

Ladies and Gentlemen:
     Viking Mutual Funds ("Trust") is a business trust organized under the laws of the State of Delaware and governed by a Trust Instrument dated March 30,1999. You have requested our opinion regarding certain matters in connection with the Trust's issuance of shares of beneficial interest, par value $0.001 per share ("Shares"), in its new series, Viking Small-Cap Value Fund ("Fund").

     We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine, of the Trust Instrument and the By-laws of the Trust, the minutes of meetings of its board of trustees and other documents relating to its organization and operation, and we are generally familiar with its business affairs. Based upon the foregoing, it is our opinion that, when issued in accordance with the Trust's Trust Instrument, By-laws, and prospectus, the Shares will be legally issued, fully paid and non-assessable by the Trust.

     The Trust is a business trust established pursuant to the Delaware Business Trust Act ("Delaware Act"). The Delaware Act provides that a shareholder of the Trust is entitled to the same limitation of personal liability extended to shareholders of for-profit corporations. To the extent that the Trust or any of its shareholders becomes subject to the jurisdiction of courts in states which do not have statutory or other authority limiting the liability of business trust shareholders, such courts might not apply the Delaware Act and could subject Trust shareholders to liability.

     To guard against this risk, the Trust Instrument: (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the assets of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (ii) provides for indemnification out of Trust property of any shareholder held personally liable, solely by reason of being a shareholder, for the obligations of the Trust. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment simply as a result of being a shareholder is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability is in effect; and (iii) the Trust itself is unable to meet its obligations.

     We express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940, or applicable state securities laws in connection with the sale of Shares.

     We hereby consent to the filing of this opinion in connection with Post-Effective Amendment No. 3 to the Trust's Registration Statement on Form N-1A (File Nos. 333-77993 and 811-9277) to be filed with the Securities and Exchange Commission. We also consent to the reference to our firm in prospectus filed as part of the Registration Statement.



                              Sincerely,

                              /s/ Kirkpatrick & Lockhart LLP

                              KIRKPATRICK & LOCKHART LLP



VIKING MUTUAL FUNDS
P.O. Box 500
Minot, ND 58703







April 16, 2001



EDGAR FILING

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:     VIKING MUTUAL FUNDS
          --Viking Small-Cap Value Fund
          1933 Act File No. 333-77993
          1940 Act File No. 811-9277


Dear Sir or Madam:

     Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 2 to the registration statement on Form N-1A of Viking Mutual Funds ("Registrant"). This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Registrant.

     The primary purpose of this filing is to add one new series to the Registrant. The new series is named Viking Small-Cap Value Fund. This filing is not intended to affect the prospectus or statement of additional information of Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota, or Viking Large-Cap Value Fund, the previously registered series of the Registrant.

     Pursuant to Rule 461 of Regulation C under the 1933 Act, the Registrant has orally requested that the effective date of Post-Effective Amendment No. 2 be accelerated to [day], [month] [date], 2001. Letters from the Registrant and its principal underwriter requesting acceleration of the effective date are filed herewith.

     Please contact the undersigned at 701-852-1264 or Fatima Sulaiman of Kirkpatrick & Lockhart LLP at (202) 778-9223 with any questions or comments you may have on this filing. Thank you for your attention.

                                   Sincerely,


                                   /s/Shannon D. Radke
                                   Shannon D. Radke
                                   President


Enclosures

VIKING MUTUAL FUNDS
P.O. Box 500
Minot, North Dakota 58702




April 16, 2001



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Request for Acceleration
Viking Mutual Funds
Post-Effective Amendment Nos. 2 and 3
            1933 Act File No. 333-77993
            1940 Act File No. 811-9277

Dear Sir or Madam:

     Pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), the undersigned hereby requests that effectiveness under the 1933 Act of Post-Effective Amendment Nos. 2 and 3 to its registration statement on Form N-1A be accelerated to April 30, 2001. Post-Effective Amendment No. 2 was filed electronically with the Commission on March 20, 2001. Post-Effective Amendment No. 3 is filed herewith, pursuant to Rule 485(a) under the 1933 Act. The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

VIKING MUTUAL FUNDS


     /s/Shannon D. Radke
By:  Shannon D. Radke

Title:  President





VIKING FUND DISTRIBUTORS, LLC
1400 14th Avenue SW
Minot, North Dakota 58701



April 16, 2001



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Request for Acceleration
Viking Mutual Funds
Post-Effective Amendment Nos. 2 and 3
            1933 Act File No. 333-77993
            1940 Act File No. 811-9277

Dear Sir or Madam:

     As principal underwriter for Viking Mutual Funds (the "Trust"), the undersigned hereby requests, pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), that effectiveness under the 1933 Act of Post-Effective Amendment Nos. 2 and 3 to the Trust's registration statement on Form N-1A be accelerated to April 30, 2001. Post-Effective Amendment No. 2 was filed electronically with the Commission on March 20, 2001. Post-Effective Amendment No. 3 is filed herewith, pursuant to Rule 485(a) under the 1933 Act. The undersigned is aware of its obligations under the 1933 Act.


Very truly yours,

VIKING FUND DISTRIBUTORS, LLC



     /s/Shannon D. Radke
By:  Shannon D. Radke

Title:  President


April 30, 2001



Kevin Rupert
Division of Investment Management
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

          Re:     Viking Mutual Funds
               -- Viking Small-Cap Value Fund
               Post-Effective Amendment No. 3
               1933 Act File No. 333-77993
               1940 Act File No. 811-9277

Dear Mr. Rupert:
     This letter responds to your comments, provided to me via telephone, regarding Post-Effective Amendment No. 3 to the registration statement of Viking Mutual Funds ("Registrant"), which was filed on March 20, 2001 pursuant to the Securities Act of 1933, as amended ("1933 Act") and Rule 485(a) of Regulation C thereunder and the Investment Company Act of 1940, as amended ("1940 Act") and the regulations thereunder. The primary purpose of that filing was to add a new series, Viking Small-Cap Value Fund ("Fund"), to the Registrant. By letter dated March 22, 2001, we requested a selective review in accordance with 1933 Act Release No. 6510 (Feb. 15, 1984). Your comments and the Registrant's responses thereto follow below.

1. The footnote to the fee table describing the limited contingent deferred sales charge should describe the amount of that sales charge.

   RESPONSE:     That footnote has been revised to read as follows:
   "Except for investments for which the initial sales charge was waived and your investment representative was paid a commission. A sales charge of 1% for redemptions with 1 year of purchase and 0.5% for those within 2 years of purchase applies to those investments (see page 7)."

2. In the section entitled "Your Account," describe how the limited contingent deferred sales charge will be applied to shareholder redemptions.

   RESPONSE:     We have added the following sentence under the subheading
   "Limited Contingent Deferred Sales Charge": "The sales charge will be applied as a percentage of the initial purchase amount or the amount of redemptions proceeds, whichever is less."

3. In the section "Selling Shares," revise the first sentence of second paragraph to read as follows: "If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check or draft has cleared, which may take up to fifteen days from the purchase date."

RESPONSE:   We have revised that sentence accordingly.


     As we discussed via telephone, the Registrant is requesting acceleration of the effectiveness of Post-Effective Amendments No. 2 and 3, pursuant to Rule 461 of Regulation C under the 1933 Act, to April 30, 2001. Accordingly, letters from the Registrant and its principal underwriter requesting acceleration of the effective date are included in Post-Effective Amendment Nos. 2 and 3.

     Please contact me at (202) 778-9223 or Douglas P. Miller of Viking Fund Management, LLC at (701) 852-1264 with any questions or comments regarding this filing.



                                   Sincerely,



                                   Fatima Sulaiman

Enclosure